Income Tax Expense	12 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Income tax expense
19.	Income tax expense

	Year ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$
Current year	—	—	—	—

The following table sets forth the reconciliation from income tax calculated based on the applicable tax rates and profit/(loss) before income tax presented in the consolidated financial statements:

	Year ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$
Profit/(Loss) before income tax	7,079,243	(18,074,094)	(23,496,020)	(3,018,773)
Income tax calculated at the Hong Kong statutory tax rate of 16.5%	1,168,075	(2,982,226)	(3,876,843)	(498,098)
Tax relief of 8.25% on the first HK$2 million	(165,000)	—	—	—

Tax effect of:
Expenses and losses not deductible for tax purposes	119,541	2,093,394	4,137,386	531,572
Income not subject to tax	(41,543)	(315,153)	(300,003)	(38,544)
Utilization of previously unrecognized deferred tax assets	(1,081,073)	—	—	—
Deferred tax assets not recognized	—	1,203,985	39,460	5,070
Income tax expense	—	—	—	—

Deferred income tax assets are recognized for tax losses and capital allowances carried forward to the extent that realization of the related tax benefits through future taxable profits is probable. The Company has unrecognized tax losses of approximately HK$26,817,000 (US$3,445,454) and HK$21,709,000 as of December 31, 2025 and 2024, respectively, which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements. The above deferred tax assets for the tax losses have not been recognized as the future profit streams are not probable against which the deductible temporary difference can be utilized. The tax losses have no expiry date.

Hong Kong Income Tax

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at a rate of 16.5% on assessable profits, except that under the two-tiered profits tax regime, the first HK$2 million of assessable profits is taxed at 8.25% and the remainder is taxed at 16.5%.

British Virgin Islands

The Company, being incorporated in the British Virgin Islands, is not subject to income taxes in the British Virgin Islands.